Investment Objectives and Goals - Calamos Bitcoin Structured Alt Protection ETF - April	Apr. 07, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Bitcoin Structured Alt Protection ETF® — April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Bitcoin Structured Alt Protection ETF® — April (the "Fund") seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") ("Spot bitcoin").

As described below, the Fund seeks to achieve its investment objective through investments in over-the-counter Options ("OTC Options") and/or, if and when available, FLexible EXchange Options ("FLEX Options") and/or listed exchange traded options ("Listed Options") — each of which reference the price performance of either (A) one or more of the iShares Bitcoin Trust ETF ("IBIT"), Grayscale Bitcoin Mini Trust ("BTC"), Bitwise Bitcoin ETF ("BITB"), Fidelity® Wise Origin® Bitcoin Fund ("FBTC") and ARK 21 Shares Bitcoin ETF ("ARKB") (each, an "Underlying ETP" and collectively, the "Underlying ETPs") which, in turn, own bitcoin that is held by a bitcoin custodian in each instance on behalf of the respective Underlying ETPs and/or (B) one or more indexes that are designed to track the price of bitcoin ("Bitcoin Index") — up to a cap of 10.98% (the "Cap"), while seeking to protect against 100% of the negative price return of Spot bitcoin (before total fund operating fees and expenses) over the Outcome Period for the period from April 7, 2025 through April 6, 2026.